UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-21580

(Investment Company Act file number)

Cortina Funds, Inc.

(Exact name of registrant as specified in charter)

825 N. Jefferson St., Suite 400

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

(414) 397 - 1629

(Registrant’s telephone number)

Lori Hoch

825 N. Jefferson St., Suite 400

Milwaukee, WI 53202

(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: January 1 – March 31, 2013

Item 1. Schedule of Investments.

	SCHEDULE of INVESTMENTS

CORTINA SMALL CAP GROWTH FUND	March 31, 2013 (Unaudited)
	Shares	Value

COMMON STOCKS (98.5%)
Consumer Discretionary (8.6%)
Black Diamond, Inc.(a)	14,698	$133,899
Chuy’s Holdings, Inc.(a)	3,854	125,563
Francesca’s Holdings Corp.(a)	3,676	105,354
Gentherm, Inc.(a)	7,853	128,632
Morgans Hotel Group Co.(a)	15,765	93,329
Restoration Hardware Holdings, Inc.(a)	2,412	84,420
Shutterfly, Inc.(a)	4,876	215,373
Steven Madden, Ltd.(a)	4,906	211,645
Tumi Holdings, Inc.(a)	5,706	119,484

		1,217,699

Consumer Staples (1.6%)
Annie’s, Inc.(a)	2,722	104,144
The Fresh Market, Inc.(a)	3,012	128,823

		232,967

Energy (9.1%)
Carrizo Oil & Gas, Inc.(a)	6,678	172,092
ION Geophysical Corp.(a)	21,098	143,677
Northern Oil & Gas, Inc.(a)	8,840	127,119
Rex Energy Corp.(a)	11,224	184,971
RigNet, Inc.(a)	3,468	86,492
Sanchez Energy Corp.(a)	8,053	160,416
Synergy Resources Corp.(a)	28,739	197,150
Triangle Petroleum Corp.(a)	33,638	222,011

		1,293,928

Financials (5.0%)
The Bancorp, Inc.(a)	8,079	111,894
BofI Holding, Inc.(a)	4,416	158,446
EverBank Financial Corp.	6,264	96,466
Health Insurance Innovations, Inc., Class A(a)	4,145	62,548
ICG Group, Inc.(a)	11,631	145,155
Pinnacle Financial Partners, Inc.(a)	5,940	138,758

		713,267

Health Care (30.1%)
Align Technology, Inc.(a)	5,780	193,688
AtriCure, Inc.(a)	14,439	114,357
BioScrip, Inc.(a)	10,256	130,354
Cepheid, Inc.(a)	4,127	158,353
Cerus Corp.(a)	39,512	174,643
Conceptus, Inc.(a)	7,955	192,113
DexCom, Inc.(a)	11,397	190,558
Endologix, Inc.(a)	12,080	195,092
Fluidigm Corp.(a)	10,081	186,599
Greenway Medical Technologies(a)	9,417	149,730
HealthStream, Inc.(a)	7,253	166,384
Imris, Inc.(a)	29,021	97,801
Insulet Corp.(a)	5,266	136,179
LipoScience, Inc.(a)	9,807	103,072
Medidata Solutions, Inc.(a)	5,105	295,988
Myriad Genetics, Inc.(a)	5,363	136,220
Neogen Corp.(a)	3,518	174,387
NeoGenomics, Inc.(a)	33,261	131,713
Novadaq Technologies, Inc.(a)	11,319	112,171
OraSure Technologies, Inc.(a)	19,940	107,676

	Shares	Value

COMMON STOCKS (continued)
Health Care (continued)
PhotoMedex, Inc.(a)	9,909	$159,436
Quidel Corp.(a)	8,732	207,385
Sequenom, Inc.(a)	20,146	83,606
Soltra Medical, Inc.(a)	54,507	119,915
Spectranetics Corp.(a)	9,564	177,221
Staar Surgical Co.(a)	21,912	123,365
Synergetics USA, Inc.(a)	18,342	63,647
TearLab Corp.(a)	20,357	140,463
Uroplasty, Inc.(a)	25,542	64,877

		4,286,993

Industrials (11.0%)
Aegean Marine Petroleum Network, Inc.	14,618	98,087
Astronics Corp.(a)	4,813	143,524
Chart Industries, Inc.(a)	1,783	142,658
Echo Global Logistics, Inc.(a)	8,829	195,297
The ExOne Co.(a)	1,054	35,309
Flow International Corp.(a)	38,097	148,959
Heritage Crystal Clean, Inc.(a)	3,559	53,741
Manitex International, Inc.(a)	11,716	145,396
Power Solutions International, Inc.(a)	583	15,187
Rush Enterprises, Inc., Class A(a)	5,149	124,194
Team, Inc.(a)	3,676	150,973
Titan Machinery, Inc.(a)	6,220	172,605
Westport Innovations, Inc.(a)	4,695	138,549

		1,564,479

Information Technology (29.2%)
Aruba Networks, Inc.(a)	5,596	138,445
Brightcove, Inc.(a)	15,646	97,162
CommVault Systems, Inc.(a)	2,225	182,405
Computer Task Group, Inc.	6,678	142,842
E2open, Inc.(a)	5,294	105,562
Envestnet, Inc.(a)	9,224	161,512
ExactTarget, Inc.(a)	7,721	179,668
FARO Technologies, Inc.(a)	3,277	142,189
Guidewire Software, Inc.(a)	3,545	136,270
Imperva, Inc.(a)	4,526	174,251
Infoblox, Inc.(a)	7,691	166,895
Inphi Corp.(a)	13,583	141,942
Interactive Intelligence Group, Inc.(a)	4,871	216,029
Internap Network Services Corp.(a)	8,567	80,101
InterXion Holding NV(a)	5,036	121,972
LivePerson, Inc.(a)	1,220	16,568
Market Leader, Inc.(a)	10,803	96,795
MaxLinear, Inc., Class A(a)	22,803	141,379
Monolithic Power Systems, Inc.	5,342	130,185
Numerex Corp., Class A(a)	9,303	118,985
Proofpoint, Inc.(a)	11,746	198,038
QLIK Technologies, Inc.(a)	4,032	104,147
Qualys, Inc.(a)	7,469	92,167
RADWARE, Ltd.(a)	3,277	123,641
SciQuest, Inc.(a)	5,450	131,018
Semtech Corp.(a)	4,628	163,785
ShoreTel, Inc.(a)	27,681	100,482
SPS Commerce, Inc.(a)	2,564	109,406
Stamps.com, Inc.(a)	4,958	123,801
Synchronoss Technologies, Inc.(a)	6,580	204,177

	Shares	Value

COMMON STOCKS (continued)
Information Technology (continued)
Tangoe, Inc.(a)	10,039	$124,383

		4,166,202

Materials (0.7%)
Intrepid Potash, Inc.	5,316	99,728

Telecommunication Services (3.2%)
8x8, Inc.(a)	17,836	122,177
Cogent Communications Group, Inc.	5,292	139,709
inContact, Inc.(a)	24,460	197,881

		459,767

TOTAL COMMON STOCKS (COST $12,475,107)		14,035,030

SHORT TERM INVESTMENT (2.2%)
HighMark Diversified Money Market Fund, Fiduciary Class, 7 Day Yield 0.019%	311,154	311,154

TOTAL SHORT TERM INVESTMENT (COST $311,154)		311,154

TOTAL INVESTMENTS (100.7%) (COST $12,786,261)		14,346,184

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS (-0.7%)		(102,177)

NET ASSETS 100.0%		$14,244,007

(a)	Non Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

See Notes to Quarterly Schedule of Investments.

	SCHEDULE of INVESTMENTS

CORTINA SMALL CAP VALUE FUND	March 31, 2013 (Unaudited)
	Shares	Value

COMMON STOCKS (96.1%)
Consumer Discretionary (6.9%)
AFC Enterprises, Inc.(a)	1,408	$51,153
ANN, Inc.(a)	1,347	39,090
DreamWorks Animation SKG, Inc., Class A(a)	2,941	55,761
Life Time Fitness, Inc.(a)	891	38,117
Regis Corp.	4,849	88,203

		272,324

Consumer Staples (3.9%)
Darling International, Inc.(a)	2,686	48,241
Elizabeth Arden, Inc.(a)	1,193	48,018
Prestige Brands Holdings, Inc.(a)	2,148	55,182

		151,441

Energy (4.0%)
Gulfport Energy Corp.(a)	1,138	52,155
Helix Energy Solutions Group, Inc.(a)	2,648	60,586
Matador Resources Co.(a)	4,837	42,856

		155,597

Financials (31.9%)
Altisource Asset Management Corp.(a)	40	5,400
Altisource Residential Corp., Class B(a)	586	11,720
Amtrust Financial Services, Inc.	2,236	77,477
The Bancorp, Inc.(a)	4,695	65,026
BancorpSouth, Inc.	2,427	39,560
Boston Private Financial Holdings, Inc.	5,902	58,312
Capitol Federal Financial, Inc.	3,676	44,369
CNO Financial Group, Inc.	9,105	104,252
Colony Financial, Inc.	2,593	57,564
Columbia Banking System, Inc.	470	10,331
eHealth, Inc.(a)	2,871	51,333
Employers Holdings, Inc.	2,529	59,305
Maiden Holdings, Ltd.	5,618	59,495
MB Financial, Inc.	2,657	64,220
Northwest Bancshares, Inc.	4,146	52,613
Ocwen Financial Corp.(a)	1,365	51,761
Oriental Financial Group, Inc.	4,131	64,072
Oritani Financial Corp.	4,033	62,471
PHH Corp.(a)	3,054	67,066
Platinum Underwriters Holdings, Ltd.	1,678	93,649
ProAssurance Corp.	1,963	92,909
West Coast Bancorp	2,453	59,559

		1,252,464

Health Care (5.0%)
ICU Medical, Inc.(a)	909	53,585
Teleflex, Inc.	627	52,988
Tenet Healthcare Corp.(a)	1,902	90,497

		197,070

Industrials (18.1%)
Actuant Corp., Class A	1,266	38,765
Cubic Corp.	1,246	53,229
Fortune Brands Home & Security, Inc.(a)	557	20,849
The Manitowoc Co., Inc.	2,700	55,512
MasTec, Inc.(a)	3,246	94,621
NCI Building Systems, Inc.(a)	3,333	57,894
Orbital Sciences Corp.(a)	3,600	60,084
Performant Financial Corp.(a)	4,613	56,648

	Shares	Value

COMMON STOCKS (continued)
Industrials (continued)
Powell Industries, Inc.(a)	1,385	$72,809
Raven Industries, Inc.	1,463	49,171
TrueBlue, Inc.(a)	4,262	90,099
Tutor Perini Corp.(a)	3,156	60,911

		710,592

Information Technology (18.4%)
Accelrys, Inc.(a)	6,779	66,163
Cardtronics, Inc.(a)	1,803	49,511
Cognex Corp.	1,126	47,461
Coherent, Inc.	888	50,385
comScore, Inc.(a)	3,635	60,995
ExlService Holdings, Inc.(a)	1,275	41,922
Harmonic, Inc.(a)	10,684	61,861
Liquidity Services, Inc.(a)	772	23,013
M/A-COM Technology Solutions Holdings, Inc.(a)	3,342	53,706
Move, Inc.(a)	3,684	44,024
Sierra Wireless, Inc.(a)	5,751	60,903
Super Micro Computer, Inc.(a)	5,249	59,261
Ultratech, Inc.(a)	976	38,581
Websense, Inc.(a)	4,163	62,445

		720,231

Materials (4.3%)
Flotek Industries, Inc.(a)	3,873	63,323
Graphic Packaging Holdings Co.(a)	14,130	105,834

		169,157

Utilities (3.6%)
ALLETE, Inc.	1,516	74,314
Black Hills Corp.	1,524	67,117

		141,431

TOTAL COMMON STOCKS (COST $3,025,434)		3,770,307

SHORT TERM INVESTMENT (5.7%)
HighMark Diversified Money Market Fund, Fiduciary Class, 7 Day Yield 0.019%	223,525	223,525

TOTAL SHORT TERM INVESTMENT (COST $223,525)		223,525

TOTAL INVESTMENTS (101.8%) (COST $3,248,959)		3,993,832

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS (-1.8%)		(71,924)

NET ASSETS 100.0%		$3,921,908

(a)	Non Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

See Notes to Quarterly Schedule of Investments.

CORTINA FUNDS, INC.

Notes to the Quarterly Schedule of Investments

March 31, 2013 (Unaudited)

1. ORGANIZATION

Cortina Funds, Inc. (the “Corporation”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation was organized on June 30, 2004 as a Wisconsin corporation. The Corporation currently offers shares of common stock (“shares”) of the Cortina Small Cap Growth Fund and the Cortina Small Cap Value Fund (each a “Fund” and collectively, the “Funds”). The Cortina Small Cap Growth Fund is a diversified portfolio with an investment objective to seek growth of capital and the Cortina Small Cap Value Fund is a diversified portfolio with an investment objective to seek long-term capital appreciation. Shares of each Fund are designated as Institutional Shares with an indefinite number of shares authorized at $0.01 par value. The Articles of Incorporation, as amended and restated, permits the Board of Directors (the “Board”) to create additional funds and share classes. The Institutional Class is currently the only class offered.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates — The accompanying financial statements were prepared in accordance with GAAP, which require the use of estimates and assumptions made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent asset and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — Investment securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) exchange, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets. Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Funds’ Board.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Interest income is accrued and recorded on a daily basis including amortization of premiums, accretions of discounts and income earned from money market funds. Interest is not accrued on securities that are in default. Dividend income is recorded on the ex-dividend date.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

CORTINA FUNDS, INC.

Notes to the Quarterly Schedule of Investments

March 31, 2013 (Unaudited)

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended March 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ investments as of March 31, 2013:

Cortina Small Cap Growth Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$14,035,030	$–	$–	$14,035,030
Short Term Investment	311,154	–	–	311,154

Total	$14,346,184	$–	$–	$14,346,184

Cortina Small Cap Value Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$3,770,307	$–	$–	$3,770,307
Short Term Investment	223,525	–	–	223,525

Total	$3,993,832	$–	$–	$3,993,832

*	See Schedule of Investments for sector classification.

For the period ended March 31, 2013, there have been no significant changes to the Funds’ fair value methodologies. Additionally, there were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. It is the Funds’ policy to recognize transfers at the end of the reporting period.

For the period ended March 31, 2013, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

3. TAX BASIS INFORMATION

Tax Basis of Investments — As of March 31, 2013, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION
Cortina Small Cap Growth Fund	$12,859,641	$1,919,465	$(432,922)	$1,486,543
Cortina Small Cap Value Fund	$3,265,272	$756,832	$(28,272)	$728,560

The difference between book basis and tax basis net unrealized appreciation is attributable to the deferral of losses from wash sales.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cortina Funds, Inc.

By:	/s/ Ryan T. Davies
Ryan T. Davies, President
(Principal Executive Officer)
Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ryan T. Davies
Ryan T. Davies, President
(Principal Executive Officer)
Date:	May 24, 2013

By:	/s/ Terese Nielsen
Terese Nielsen, Treasurer and Principal Accounting Officer
(Principal Financial Officer)
Date:	May 24, 2013